UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1352

Fidelity Devonshire Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Series Equity-Income Fund

October 31, 2015

1.950934.102
AEDTI-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Automobiles - 0.9%
General Motors Co.	449,600	$15,695,536
Hotels, Restaurants & Leisure - 1.6%
Dunkin' Brands Group, Inc.	95,200	3,942,232
McDonald's Corp. (a)	167,327	18,782,456
Yum! Brands, Inc.	82,281	5,834,546
		28,559,234
Household Durables - 0.6%
M.D.C. Holdings, Inc.	146,500	3,807,535
Tupperware Brands Corp.	120,900	7,117,383
		10,924,918
Leisure Products - 0.6%
Mattel, Inc. (b)	417,800	10,269,524
Media - 2.0%
Comcast Corp. Class A	464,128	29,063,695
Time Warner, Inc.	49,500	3,729,330
Viacom, Inc. Class B (non-vtg.)	55,100	2,716,981
		35,510,006
Multiline Retail - 2.1%
Kohl's Corp.	77,902	3,592,840
Macy's, Inc.	155,800	7,942,684
Target Corp.	312,097	24,087,646
		35,623,170
Specialty Retail - 0.8%
Foot Locker, Inc.	110,800	7,506,700
GNC Holdings, Inc.	142,800	4,248,300
Stage Stores, Inc.	220,200	2,142,546
		13,897,546

TOTAL CONSUMER DISCRETIONARY		150,479,934

CONSUMER STAPLES - 9.1%
Beverages - 1.7%
Anheuser-Busch InBev SA NV ADR	40,800	4,868,664
Molson Coors Brewing Co. Class B	92,200	8,122,820
The Coca-Cola Co.	385,000	16,304,750
		29,296,234
Food & Staples Retailing - 2.7%
CVS Health Corp.	273,987	27,064,436
Wal-Mart Stores, Inc.	185,242	10,603,252
Walgreens Boots Alliance, Inc.	79,686	6,747,810
Whole Foods Market, Inc.	72,200	2,163,112
		46,578,610
Food Products - 1.1%
B&G Foods, Inc. Class A	103,755	3,765,269
Sanderson Farms, Inc. (b)	28,100	1,953,231
The Hershey Co.	154,600	13,711,474
		19,429,974
Household Products - 3.4%
Procter & Gamble Co.	766,681	58,559,095
Personal Products - 0.2%
Avon Products, Inc.	926,800	3,735,004

TOTAL CONSUMER STAPLES		157,598,917

ENERGY - 9.6%
Energy Equipment & Services - 0.7%
Ensco PLC Class A	169,345	2,816,207
National Oilwell Varco, Inc.	79,300	2,984,852
Oceaneering International, Inc.	65,500	2,752,310
Schlumberger Ltd.	46,500	3,634,440
		12,187,809
Oil, Gas & Consumable Fuels - 8.9%
Anadarko Petroleum Corp.	87,259	5,835,882
Apache Corp.	233,195	10,990,480
Chevron Corp.	925,369	84,097,535
CONSOL Energy, Inc. (b)	252,506	1,681,690
Foresight Energy LP	197,100	1,164,861
Golar LNG Ltd.	53,889	1,563,320
Kinder Morgan, Inc.	264,000	7,220,400
Legacy Reserves LP	347,700	1,387,323
Markwest Energy Partners LP	154,247	6,737,509
Noble Energy, Inc.	112,200	4,021,248
The Williams Companies, Inc. (a)	473,600	18,678,784
Williams Partners LP	361,751	12,227,184
		155,606,216

TOTAL ENERGY		167,794,025

FINANCIALS - 26.7%
Banks - 13.6%
Bank of America Corp.	1,009,400	16,937,732
Comerica, Inc.	237,800	10,320,520
First Niagara Financial Group, Inc.	601,500	6,225,525
FirstMerit Corp.	309,400	5,813,626
JPMorgan Chase & Co. (a)	1,060,430	68,132,628
KeyCorp	425,100	5,279,742
M&T Bank Corp. (b)	264,670	31,720,700
Regions Financial Corp.	1,065,400	9,961,490
SunTrust Banks, Inc.	295,500	12,269,160
U.S. Bancorp (a)	604,621	25,502,914
Wells Fargo & Co. (a)	845,549	45,778,023
		237,942,060
Capital Markets - 5.0%
Apollo Investment Corp. (b)	642,931	3,433,252
Ares Capital Corp.	336,252	5,121,118
Ares Management LP	154,457	2,500,659
KKR & Co. LP	882,228	15,130,210
Morgan Stanley	264,900	8,733,753
PJT Partners, Inc. (c)	24,355	523,633
State Street Corp.	247,100	17,049,900
The Blackstone Group LP	979,300	32,375,658
TPG Specialty Lending, Inc.	112,822	1,917,974
		86,786,157
Insurance - 5.7%
ACE Ltd. (a)	166,400	18,893,056
MetLife, Inc.	701,251	35,329,025
Prudential Financial, Inc.	202,092	16,672,590
The Chubb Corp.	165,970	21,468,220
The Travelers Companies, Inc.	66,268	7,480,995
		99,843,886
Real Estate Investment Trusts - 2.3%
American Capital Agency Corp.	216,773	3,865,063
American Tower Corp.	9,600	981,408
Annaly Capital Management, Inc.	426,100	4,239,695
Cousins Properties, Inc.	270,800	2,718,832
Crown Castle International Corp.	63,600	5,435,256
Duke Realty LP	255,400	5,286,780
First Potomac Realty Trust	279,715	3,297,840
Piedmont Office Realty Trust, Inc. Class A	219,700	4,257,786
Public Storage	8,500	1,950,410
Retail Properties America, Inc.	77,500	1,160,175
Sabra Health Care REIT, Inc.	64,500	1,462,860
Two Harbors Investment Corp.	292,200	2,472,012
Ventas, Inc.	38,000	2,041,360
		39,169,477
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	163,562	2,366,742

TOTAL FINANCIALS		466,108,322

HEALTH CARE - 10.4%
Biotechnology - 1.2%
AbbVie, Inc.	93,800	5,585,790
Amgen, Inc.	61,800	9,775,524
Gilead Sciences, Inc.	41,100	4,444,143
		19,805,457
Health Care Equipment & Supplies - 2.1%
DENTSPLY International, Inc.	78,700	4,788,895
Medtronic PLC	390,574	28,871,230
St. Jude Medical, Inc.	53,600	3,420,216
		37,080,341
Pharmaceuticals - 7.1%
Johnson & Johnson	966,593	97,654,888
Merck & Co., Inc.	81,800	4,471,188
Pfizer, Inc. (a)	442,936	14,980,096
Teva Pharmaceutical Industries Ltd. sponsored ADR	110,900	6,564,171
		123,670,343

TOTAL HEALTH CARE		180,556,141

INDUSTRIALS - 11.6%
Aerospace & Defense - 2.5%
General Dynamics Corp.	36,000	5,348,880
Raytheon Co.	50,000	5,870,000
The Boeing Co.	111,000	16,435,770
United Technologies Corp.	162,600	16,001,466
		43,656,116
Air Freight & Logistics - 2.8%
C.H. Robinson Worldwide, Inc.	65,543	4,547,373
United Parcel Service, Inc. Class B	425,800	43,865,916
		48,413,289
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	196,750	7,555,200
Republic Services, Inc.	41,100	1,797,714
		9,352,914
Electrical Equipment - 1.1%
Eaton Corp. PLC	179,400	10,030,254
Emerson Electric Co.	183,600	8,671,428
		18,701,682
Industrial Conglomerates - 4.5%
General Electric Co.	2,703,856	78,195,516
Machinery - 0.2%
Cummins, Inc.	30,400	3,146,704
Professional Services - 0.0%
Acacia Research Corp.	116,606	776,596

TOTAL INDUSTRIALS		202,242,817

INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 3.4%
Cisco Systems, Inc.	1,253,859	36,173,832
QUALCOMM, Inc.	396,010	23,530,914
		59,704,746
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	87,524	5,640,047
Internet Software & Services - 0.5%
Yahoo!, Inc. (c)	238,900	8,509,618
IT Services - 2.8%
First Data Corp. Class A	585,000	9,266,400
IBM Corp.	182,984	25,632,399
Paychex, Inc. (a)	280,996	14,493,774
		49,392,573
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	830,586	13,928,927
Maxim Integrated Products, Inc.	229,900	9,421,302
		23,350,229
Software - 1.3%
Microsoft Corp. (a)	431,200	22,698,368
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	152,800	18,259,600
EMC Corp.	929,500	24,371,490
HP, Inc.	186,200	5,019,952
Seagate Technology LLC	83,100	3,162,786
		50,813,828

TOTAL INFORMATION TECHNOLOGY		220,109,409

MATERIALS - 1.2%
Chemicals - 0.3%
LyondellBasell Industries NV Class A	48,000	4,459,680
Tronox Ltd. Class A	123,700	768,177
		5,227,857
Containers & Packaging - 0.6%
Packaging Corp. of America	83,100	5,688,195
WestRock Co.	78,600	4,225,536
		9,913,731
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	218,441	2,571,051
Nucor Corp.	85,100	3,599,730
		6,170,781

TOTAL MATERIALS		21,312,369

TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	828,891	27,776,137
TDC A/S	18,400	96,444
Verizon Communications, Inc.	896,290	42,018,075
		69,890,656
UTILITIES - 4.9%
Electric Utilities - 4.7%
American Electric Power Co., Inc.	129,145	7,316,064
Entergy Corp.	101,100	6,890,976
Exelon Corp.	880,100	24,572,392
PPL Corp.	554,300	19,067,920
Southern Co.	460,334	20,761,063
Xcel Energy, Inc.	79,300	2,825,459
		81,433,874
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	236,300	4,383,365

TOTAL UTILITIES		85,817,239

TOTAL COMMON STOCKS
(Cost $1,650,999,196)		1,721,909,829

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 0.18% (d)	74,811,392	74,811,392
Fidelity Securities Lending Cash Central Fund, 0.19% (d)(e)	30,515,475	30,515,475
TOTAL MONEY MARKET FUNDS
(Cost $105,326,867)		105,326,867
TOTAL INVESTMENT PORTFOLIO - 104.7%
(Cost $1,756,326,063)		1,827,236,696
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(82,449,765)
NET ASSETS - 100%		$1,744,786,931

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
ACE Ltd.	11/20/15 - $115.00	757	$100,127	$(92,733)
JPMorgan Chase & Co.	11/20/15 - $67.50	2,731	321,051	(39,600)
McDonald's Corp.	11/20/15 - $105.00	418	37,201	(336,490)
McDonald's Corp.	1/15/16 - $115.00	418	75,897	(87,362)
Microsoft Corp.	11/20/15 - $47.00	1,500	142,497	(858,749)
Paychex, Inc.	12/18/15 - $50.00	1,404	115,421	(322,920)
Pfizer, Inc.	11/20/15 - $35.00	832	34,111	(27,456)
The Williams Companies, Inc.	11/20/15 - $52.50	846	105,155	(8,460)
U.S. Bancorp	11/20/15 - $44.00	3,005	183,993	(37,563)
Wells Fargo & Co.	11/20/15 - $55.00	2,089	210,985	(73,115)
TOTAL WRITTEN OPTIONS			$1,326,438	$(1,884,448)

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $80,798,969.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$62,358
Fidelity Securities Lending Cash Central Fund	49,228
Total	$111,586

Investment Valuation

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $1,759,088,383. Net unrealized appreciation aggregated $68,148,313, of which $194,542,984 related to appreciated investment securities and $126,394,671 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Stock Selector Large Cap Value Fund

October 31, 2015

1.950919.102
ALDTI-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.5%
Delphi Automotive PLC	74,751	$6,218,536
Household Durables - 1.3%
Jarden Corp. (a)	112,900	5,057,920
Whirlpool Corp.	58,700	9,400,218
		14,458,138
Media - 1.5%
Liberty Broadband Corp. Class C (a)	95,006	5,108,473
Time Warner, Inc.	18,600	1,401,324
Twenty-First Century Fox, Inc. Class A	364,960	11,200,622
		17,710,419
Multiline Retail - 1.6%
Kohl's Corp.	116,100	5,354,532
Target Corp.	178,019	13,739,506
		19,094,038

TOTAL CONSUMER DISCRETIONARY		57,481,131

CONSUMER STAPLES - 6.6%
Food & Staples Retailing - 2.5%
Sysco Corp.	65,000	2,681,250
Wal-Mart Stores, Inc.	254,482	14,566,550
Walgreens Boots Alliance, Inc.	146,075	12,369,631
		29,617,431
Food Products - 1.5%
Bunge Ltd.	69,666	5,082,831
ConAgra Foods, Inc.	120,700	4,894,385
The J.M. Smucker Co.	67,136	7,881,095
		17,858,311
Household Products - 2.6%
Procter & Gamble Co.	391,585	29,909,262

TOTAL CONSUMER STAPLES		77,385,004

ENERGY - 13.2%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	359,400	18,933,192
Dril-Quip, Inc. (a)	129,121	7,948,689
		26,881,881
Oil, Gas & Consumable Fuels - 10.9%
Anadarko Petroleum Corp.	239,800	16,037,824
Cabot Oil & Gas Corp.	310,400	6,738,784
California Resources Corp.	1,201,900	4,855,676
Chevron Corp.	604,386	54,926,601
Diamondback Energy, Inc.	103,800	7,664,592
Imperial Oil Ltd.	346,400	11,526,357
Kinder Morgan, Inc.	462,000	12,635,700
Phillips 66 Co.	137,000	12,199,850
Stone Energy Corp. (a)	146,300	817,817
		127,403,201

TOTAL ENERGY		154,285,082

FINANCIALS - 29.0%
Banks - 8.9%
Bank of America Corp.	605,600	10,161,968
CIT Group, Inc.	265,000	11,395,000
JPMorgan Chase & Co.	93,100	5,981,675
PNC Financial Services Group, Inc.	157,200	14,188,872
Popular, Inc.	178,174	5,268,605
U.S. Bancorp	501,308	21,145,171
Wells Fargo & Co.	650,275	35,205,889
		103,347,180
Capital Markets - 3.6%
Franklin Resources, Inc.	284,600	11,600,296
Goldman Sachs Group, Inc.	120,022	22,504,125
State Street Corp.	37,754	2,605,026
The Blackstone Group LP	177,100	5,854,926
		42,564,373
Consumer Finance - 3.0%
American Express Co.	16,900	1,238,094
Capital One Financial Corp.	272,586	21,507,035
Discover Financial Services	209,600	11,783,712
LendingClub Corp. (b)	9,400	133,292
		34,662,133
Diversified Financial Services - 3.7%
Berkshire Hathaway, Inc. Class B (a)	317,739	43,218,859
Insurance - 7.8%
ACE Ltd.	203,620	23,119,015
AFLAC, Inc.	186,600	11,895,750
Allstate Corp.	9,100	563,108
Axis Capital Holdings Ltd.	205,600	11,102,400
MetLife, Inc.	255,251	12,859,545
Reinsurance Group of America, Inc.	153,600	13,860,864
The Chubb Corp.	14,500	1,875,575
The Travelers Companies, Inc.	138,500	15,635,265
		90,911,522
Real Estate Investment Trusts - 1.2%
Annaly Capital Management, Inc.	694,335	6,908,633
Equity Residential (SBI)	22,950	1,774,494
General Growth Properties, Inc.	174,844	5,061,734
		13,744,861
Real Estate Management & Development - 0.8%
Brookfield Asset Management, Inc. Class A	32,600	1,138,856
CBRE Group, Inc. (a)	219,771	8,193,063
		9,331,919

TOTAL FINANCIALS		337,780,847

HEALTH CARE - 11.5%
Biotechnology - 0.3%
AbbVie, Inc.	53,500	3,185,925
Prothena Corp. PLC (a)	9	464
		3,186,389
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	234,000	10,483,200
Medtronic PLC	191,183	14,132,247
Teleflex, Inc.	28,800	3,830,400
The Cooper Companies, Inc.	20,300	3,092,908
Zimmer Biomet Holdings, Inc.	38,200	3,994,574
		35,533,329
Health Care Providers & Services - 1.1%
Aetna, Inc.	76,200	8,746,236
HCA Holdings, Inc. (a)	58,900	4,051,731
		12,797,967
Pharmaceuticals - 7.1%
Allergan PLC (a)	51,300	15,824,511
Endo Health Solutions, Inc. (a)	52,667	3,159,493
Jazz Pharmaceuticals PLC (a)	56,168	7,710,743
Johnson & Johnson	305,705	30,885,376
Merck & Co., Inc.	195,200	10,669,632
Pfizer, Inc.	424,038	14,340,965
		82,590,720

TOTAL HEALTH CARE		134,108,405

INDUSTRIALS - 10.3%
Aerospace & Defense - 3.4%
KLX, Inc. (a)	130,791	5,115,236
L-3 Communications Holdings, Inc.	83,997	10,617,221
Precision Castparts Corp.	68,285	15,760,861
United Technologies Corp.	80,641	7,935,881
		39,429,199
Building Products - 1.1%
Allegion PLC	199,428	12,996,723
Construction & Engineering - 0.6%
AECOM Technology Corp. (a)	249,390	7,349,523
Industrial Conglomerates - 3.8%
Danaher Corp.	56,600	5,281,346
General Electric Co.	1,330,879	38,489,021
		43,770,367
Machinery - 0.6%
Caterpillar, Inc.	17,400	1,270,026
Deere & Co.	80,699	6,294,522
		7,564,548
Road & Rail - 0.8%
CSX Corp.	350,171	9,451,115

TOTAL INDUSTRIALS		120,561,475

INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 2.4%
Cisco Systems, Inc.	142,165	4,101,460
QUALCOMM, Inc.	395,000	23,470,900
		27,572,360
Electronic Equipment & Components - 0.8%
Jabil Circuit, Inc.	389,421	8,948,895
Internet Software & Services - 0.8%
Yahoo!, Inc. (a)	246,652	8,785,744
Semiconductors & Semiconductor Equipment - 2.4%
Broadcom Corp. Class A	236,749	12,168,899
Marvell Technology Group Ltd.	742,400	6,095,104
Maxim Integrated Products, Inc.	234,900	9,626,202
		27,890,205
Software - 1.3%
Oracle Corp.	204,100	7,927,244
Symantec Corp.	376,095	7,747,557
		15,674,801
Technology Hardware, Storage & Peripherals - 3.7%
EMC Corp.	281,903	7,391,497
HP, Inc.	835,000	22,511,600
Samsung Electronics Co. Ltd.	8,261	9,926,773
Western Digital Corp.	53,200	3,554,824
		43,384,694

TOTAL INFORMATION TECHNOLOGY		132,256,699

MATERIALS - 2.7%
Chemicals - 2.0%
Agrium, Inc.	58,400	5,433,129
Eastman Chemical Co.	120,900	8,725,353
LyondellBasell Industries NV Class A	53,051	4,928,968
Methanex Corp.	105,000	4,189,240
		23,276,690
Containers & Packaging - 0.3%
WestRock Co.	70,500	3,790,080
Metals & Mining - 0.4%
Compass Minerals International, Inc.	49,500	4,021,380

TOTAL MATERIALS		31,088,150

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	569,435	19,081,767
Frontier Communications Corp. (b)	825,800	4,244,612
Verizon Communications, Inc.	112,400	5,269,312
		28,595,691
UTILITIES - 5.9%
Electric Utilities - 3.3%
Edison International	135,200	8,182,304
Exelon Corp.	298,700	8,339,704
ITC Holdings Corp.	185,410	6,066,615
NextEra Energy, Inc.	114,900	11,795,634
OGE Energy Corp.	155,000	4,419,050
		38,803,307
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	153,500	2,982,505
Multi-Utilities - 2.3%
CMS Energy Corp.	326,500	11,776,855
DTE Energy Co.	78,600	6,412,974
Sempra Energy	90,432	9,261,141
		27,450,970

TOTAL UTILITIES		69,236,782

TOTAL COMMON STOCKS
(Cost $1,070,964,601)		1,142,779,266

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.18% (c)	31,240,669	31,240,669
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	4,667,700	4,667,700
TOTAL MONEY MARKET FUNDS
(Cost $35,908,369)		35,908,369
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $1,106,872,970)		1,178,687,635
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(13,194,017)
NET ASSETS - 100%		$1,165,493,618

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$55,146
Fidelity Securities Lending Cash Central Fund	15,381
Total	$70,527

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $1,108,527,407. Net unrealized appreciation aggregated $70,160,228, of which $149,787,143 related to appreciated investment securities and $79,626,915 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Equity-Income Fund

October 31, 2015

1.809096.112
EQU-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
		Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.1%
Automobiles - 0.9%
General Motors Co.		2,051,800	$71,628
Hotels, Restaurants & Leisure - 1.5%
Compass Group PLC		49,500	851
Dunkin' Brands Group, Inc. (a)		445,700	18,456
McDonald's Corp. (b)		675,287	75,801
Whitbread PLC		10,827	829
Yum! Brands, Inc.		332,579	23,583
			119,520
Household Durables - 0.6%
M.D.C. Holdings, Inc. (a)		677,500	17,608
Tupperware Brands Corp.		551,200	32,449
			50,057
Leisure Products - 0.5%
Mattel, Inc. (a)		1,557,000	38,271
Media - 2.1%
Comcast Corp. Class A		1,768,394	110,737
Daiichikosho Co. Ltd.		741,800	24,741
ITV PLC		5,917,300	23,024
Time Warner, Inc.		223,100	16,808
			175,310
Multiline Retail - 1.7%
Kohl's Corp.		362,424	16,715
Macy's, Inc.		681,900	34,763
Target Corp.		1,149,909	88,750
			140,228
Specialty Retail - 0.8%
Foot Locker, Inc.		389,900	26,416
GNC Holdings, Inc.		615,200	18,302
Lewis Group Ltd.		2,133,900	9,233
Stage Stores, Inc.		1,008,000	9,808
			63,759

TOTAL CONSUMER DISCRETIONARY			658,773

CONSUMER STAPLES - 8.8%
Beverages - 1.6%
Anheuser-Busch InBev SA NV ADR		194,500	23,210
Molson Coors Brewing Co. Class B		385,895	33,997
The Coca-Cola Co.		1,742,400	73,791
			130,998
Food & Staples Retailing - 2.8%
CVS Health Corp.		1,175,600	116,126
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.		190,904	8,980
Tesco PLC		2,726,000	7,688
Wal-Mart Stores, Inc.		913,491	52,288
Walgreens Boots Alliance, Inc.		359,720	30,461
Whole Foods Market, Inc.		333,100	9,980
			225,523
Food Products - 1.2%
B&G Foods, Inc. Class A		498,667	18,097
Hilton Food Group PLC		1,250,632	8,965
Sanderson Farms, Inc. (a)		127,900	8,890
The Hershey Co.		721,600	63,999
			99,951
Household Products - 3.0%
Procter & Gamble Co.		3,224,397	246,279
Personal Products - 0.2%
Avon Products, Inc. (a)		4,195,100	16,906

TOTAL CONSUMER STAPLES			719,657

ENERGY - 9.5%
Energy Equipment & Services - 0.6%
Ensco PLC Class A		853,006	14,185
National Oilwell Varco, Inc.		271,524	10,220
Oceaneering International, Inc.		223,400	9,387
Schlumberger Ltd.		211,300	16,515
			50,307
Oil, Gas & Consumable Fuels - 8.9%
Anadarko Petroleum Corp.		367,132	24,554
Apache Corp.		951,401	44,840
Avance Gas Holding Ltd. (a)		603,367	8,308
BW LPG Ltd.		1,231,855	8,365
Cameco Corp.		467,800	6,626
Chevron Corp.		3,192,472	290,132
CONSOL Energy, Inc. (a)		1,173,534	7,816
Foresight Energy LP		946,200	5,592
Golar LNG Ltd.		259,500	7,528
Kinder Morgan, Inc.		1,116,600	30,539
Legacy Reserves LP		1,845,900	7,365
Markwest Energy Partners LP		869,277	37,970
Noble Energy, Inc.		509,100	18,246
Suncor Energy, Inc.		2,887,200	85,914
The Williams Companies, Inc.(b)		2,017,443	79,568
Williams Partners LP		1,867,669	63,127
			726,490

TOTAL ENERGY			776,797

FINANCIALS - 26.0%
Banks - 12.8%
Bank of America Corp.		4,573,000	76,735
BB&T Corp.		179,900	6,683
Comerica, Inc.		852,572	37,002
First Niagara Financial Group, Inc.		2,580,600	26,709
FirstMerit Corp.		1,470,526	27,631
JPMorgan Chase & Co. (b)		5,578,182	358,398
KeyCorp		1,941,500	24,113
Lakeland Financial Corp.		240,300	10,797
Lloyds Banking Group PLC		6,164,700	6,997
M&T Bank Corp.		890,778	106,760
Regions Financial Corp.		4,908,400	45,894
Standard Chartered PLC (United Kingdom)		1,480,318	16,463
SunTrust Banks, Inc.		1,353,700	56,206
U.S. Bancorp (b)		2,701,022	113,929
Wells Fargo & Co. (b)		2,362,350	127,898
			1,042,215
Capital Markets - 5.3%
Apollo Investment Corp.		2,650,515	14,154
Ares Capital Corp.		1,465,974	22,327
Ares Management LP		743,415	12,036
AURELIUS AG		263,970	11,779
KKR & Co. LP		6,693,065	114,786
Morgan Stanley		819,531	27,020
PJT Partners, Inc. (c)		102,988	2,214
State Street Corp.		1,186,299	81,855
The Blackstone Group LP		4,142,732	136,959
TPG Specialty Lending, Inc.		578,419	9,833
			432,963
Consumer Finance - 0.2%
Capital One Financial Corp.		193,100	15,236
Diversified Financial Services - 0.1%
McGraw Hill Financial, Inc.		128,300	11,886
Insurance - 5.0%
ACE Ltd. (b)		771,627	87,611
MetLife, Inc.		2,714,238	136,743
Prudential Financial, Inc.		575,977	47,518
The Chubb Corp.		775,263	100,280
The Travelers Companies, Inc.		322,300	36,384
			408,536
Real Estate Investment Trusts - 2.4%
American Capital Agency Corp.		903,563	16,111
American Tower Corp.		43,400	4,437
Annaly Capital Management, Inc.		1,611,713	16,037
Care Capital Properties, Inc.		55,450	1,827
Coresite Realty Corp.		162,164	8,911
Cousins Properties, Inc.		1,315,500	13,208
Crown Castle International Corp.		285,600	24,407
Duke Realty LP		1,153,300	23,873
First Potomac Realty Trust		1,796,825	21,185
Piedmont Office Realty Trust, Inc. Class A		991,900	19,223
Public Storage		38,800	8,903
Retail Properties America, Inc.		750,571	11,236
Sabra Health Care REIT, Inc.		258,900	5,872
Two Harbors Investment Corp.		1,152,578	9,751
Ventas, Inc.		221,803	11,915
			196,896
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.		894,627	12,945

TOTAL FINANCIALS			2,120,677

HEALTH CARE - 11.3%
Biotechnology - 1.0%
AbbVie, Inc.		436,300	25,982
Amgen, Inc.		212,500	33,613
Gilead Sciences, Inc.		181,900	19,669
			79,264
Health Care Equipment & Supplies - 1.9%
DENTSPLY International, Inc.		293,900	17,884
Hoya Corp.		638,500	26,349
Medtronic PLC		1,342,656	99,249
St. Jude Medical, Inc.		239,377	15,275
			158,757
Pharmaceuticals - 8.4%
Astellas Pharma, Inc.		1,674,700	24,307
GlaxoSmithKline PLC		3,350,300	72,252
Johnson & Johnson		4,126,948	416,945
Merck & Co., Inc.		367,900	20,109
Pfizer, Inc. (b)		1,953,979	66,084
Sanofi SA		268,721	27,107
Teva Pharmaceutical Industries Ltd. sponsored ADR		1,037,400	61,404
			688,208

TOTAL HEALTH CARE			926,229

INDUSTRIALS - 11.8%
Aerospace & Defense - 2.6%
General Dynamics Corp.		163,600	24,308
Raytheon Co.		227,200	26,673
The Boeing Co.		450,700	66,735
United Technologies Corp.		954,120	93,895
			211,611
Air Freight & Logistics - 3.0%
C.H. Robinson Worldwide, Inc.		294,656	20,443
PostNL NV (c)		6,818,600	28,163
United Parcel Service, Inc. Class B		1,882,373	193,922
			242,528
Airlines - 0.2%
Copa Holdings SA Class A		299,000	15,105
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.		783,500	30,086
Republic Services, Inc.		225,267	9,853
			39,939
Electrical Equipment - 1.2%
Eaton Corp. PLC		749,700	41,916
Emerson Electric Co.		1,137,087	53,705
			95,621
Industrial Conglomerates - 4.2%
General Electric Co.		11,085,860	320,603
Roper Industries, Inc.		139,100	25,921
			346,524
Machinery - 0.1%
Cummins, Inc.		95,700	9,906
Professional Services - 0.0%
Acacia Research Corp.		630,691	4,200

TOTAL INDUSTRIALS			965,434

INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 3.2%
Cisco Systems, Inc.		5,346,286	154,240
QUALCOMM, Inc.		1,767,416	105,020
			259,260
Electronic Equipment & Components - 0.4%
Hitachi Ltd.		1,939,000	11,186
TE Connectivity Ltd.		360,532	23,233
			34,419
Internet Software & Services - 0.4%
Yahoo!, Inc. (c)		1,024,800	36,503
IT Services - 2.7%
First Data Corp.		2,935,936	41,855
IBM Corp.		792,734	111,046
Paychex, Inc. (b)		1,350,357	69,651
			222,552
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.		3,494,582	58,604
Maxim Integrated Products, Inc.		1,063,300	43,574
			102,178
Software - 1.7%
Micro Focus International PLC		1,802,200	34,895
Microsoft Corp. (b)		2,014,016	106,018
			140,913
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.		686,900	82,085
EMC Corp.		4,339,000	113,769
HP, Inc.		842,400	22,711
Seagate Technology LLC		374,600	14,257
			232,822

TOTAL INFORMATION TECHNOLOGY			1,028,647

MATERIALS - 1.4%
Chemicals - 0.6%
LyondellBasell Industries NV Class A		219,200	20,366
Potash Corp. of Saskatchewan, Inc.		1,060,300	21,472
Syngenta AG sponsored ADR		16,500	1,110
Tronox Ltd. Class A		665,635	4,134
			47,082
Containers & Packaging - 0.5%
Packaging Corp. of America		324,800	22,233
WestRock Co.		361,800	19,450
			41,683
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.		743,592	8,752
Nucor Corp.		382,700	16,188
			24,940

TOTAL MATERIALS			113,705

TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.		4,536,189	152,008
TDC A/S		1,648,100	8,639
Verizon Communications, Inc.		3,089,860	144,853
			305,500
Wireless Telecommunication Services - 0.1%
KDDI Corp.		275,600	6,669

TOTAL TELECOMMUNICATION SERVICES			312,169

UTILITIES - 4.9%
Electric Utilities - 4.6%
American Electric Power Co., Inc.		766,882	43,444
Entergy Corp.		432,900	29,506
Exelon Corp.		3,995,800	111,563
NextEra Energy, Inc.		152,811	15,688
PPL Corp.		2,387,500	82,130
Southern Co.		1,819,677	82,067
Xcel Energy, Inc.		369,500	13,165
			377,563
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.		1,115,300	20,689

TOTAL UTILITIES			398,252

TOTAL COMMON STOCKS
(Cost $7,295,776)			8,020,340

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
AmSurg Corp. Series A-1, 5.25%		22,800	3,079
Pharmaceuticals - 0.0%
Allergan PLC 5.50%		2,900	3,035

TOTAL HEALTH CARE			6,114

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. Series A 5.50%		49,200	3,271
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 5.375%		33,000	2,402
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. 2.00% ZENS (c)		47,600	2,984

TOTAL UTILITIES			5,386

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $14,891)			14,771
		Principal Amount (000s)(d)	Value (000s)

Corporate Bonds - 0.7%
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 5.5% 11/9/15 (e)	EUR	9,200	7,620
Household Durables - 0.0%
Jarden Corp. 1.875% 9/15/18		2,010	3,002
TOTAL CONSUMER DISCRETIONARY			10,622
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc. 3% 2/27/17		2,101	1,902
Scorpio Tankers, Inc. 2.375% 7/1/19 (e)		11,110	11,159
Whiting Petroleum Corp. 1.25% 4/1/20 (e)		3,020	2,659
			15,720
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
InterDigital, Inc. 1.5% 3/1/20 (e)		6,900	6,758
Semiconductors & Semiconductor Equipment - 0.1%
GT Advanced Technologies, Inc.:
3% 10/1/17 (f)		5,850	790
3% 12/15/20 (f)		8,460	1,142
Micron Technology, Inc. 3.125% 5/1/32		1,480	2,649
NXP Semiconductors NV 1% 12/1/19 (e)		3,300	3,535
			8,116
TOTAL INFORMATION TECHNOLOGY			14,874

TOTAL CONVERTIBLE BONDS			41,216

Nonconvertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Altice SA 7.625% 2/15/25 (e)		5,840	5,370
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Co. 4.875% 2/15/25 (e)		2,962	3,184
Post Holdings, Inc. 7.375% 2/15/22		3,130	3,298
			6,482
Tobacco - 0.0%
Vector Group Ltd. 7.75% 2/15/21		3,495	3,731
TOTAL CONSUMER STAPLES			10,213
MATERIALS - 0.0%
Metals & Mining - 0.0%
Walter Energy, Inc. 8.5% 4/15/21 (f)		7,720	19

TOTAL NONCONVERTIBLE BONDS			15,602

TOTAL CORPORATE BONDS
(Cost $84,157)			56,818

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (Cost $6,128)(e)(g)	EUR	3,990	4,743
		Shares	Value (000s)

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.18% (h)		245,463,830	245,464
Fidelity Securities Lending Cash Central Fund, 0.19% (h)(i)		54,677,595	54,678
TOTAL MONEY MARKET FUNDS
(Cost $300,142)			300,142
TOTAL INVESTMENT PORTFOLIO - 102.9%
(Cost $7,701,094)			8,396,814
NET OTHER ASSETS (LIABILITIES) - (2.9)%			(232,738)
NET ASSETS - 100%			$8,164,076

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
ACE Ltd.	11/20/15 - $115.00	3,653	$483	$(447)
JPMorgan Chase & Co.	11/20/15 - $67.50	13,385	1,574	(194)
McDonald's Corp.	11/20/15 - $105.00	1,688	150	(1,359)
McDonald's Corp.	1/15/16 - $115.00	1,688	306	(353)
Microsoft Corp.	11/20/15 - $47.00	7,097	674	(4,063)
Paychex, Inc.	12/18/15 - $50.00	6,751	555	(1,553)
Pfizer, Inc.	11/20/15 - $35.00	3,648	150	(120)
The Williams Companies, Inc.	11/20/15 - $52.50	3,615	449	(36)
U.S. Bancorp	11/20/15 - $44.00	13,712	840	(171)
Wells Fargo & Co.	11/20/15 - $55.00	5,994	605	(210)
TOTAL WRITTEN OPTIONS			$5,786	$(8,506)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $354,434,000.

 (c) Non-income producing

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,028,000 or 0.6% of net assets.

 (f) Non-income producing - Security is in default.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$364
Fidelity Securities Lending Cash Central Fund	361
Total	$725

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$658,773	$633,181	$25,592	$--
Consumer Staples	719,657	711,969	7,688	--
Energy	776,797	776,797	--	--
Financials	2,120,677	2,113,680	6,997	--
Health Care	932,343	779,249	153,094	--
Industrials	965,434	965,434	--	--
Information Technology	1,028,647	975,606	53,041	--
Materials	113,705	113,705	--	--
Telecommunication Services	315,440	308,771	6,669	--
Utilities	403,638	400,654	2,984	--
Corporate Bonds	56,818	--	56,818	--
Preferred Securities	4,743	--	4,743	--
Money Market Funds	300,142	300,142	--	--
Total Investments in Securities:	$8,396,814	$8,079,188	$317,626	$--
Derivative Instruments:
Liabilities
Written Options	$(8,506)	$(8,506)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $7,743,307,000. Net unrealized appreciation aggregated $653,507,000, of which $1,325,149,000 related to appreciated investment securities and $671,642,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mid Cap Value Fund

October 31, 2015

1.809074.112
MCV-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 1.6%
Delphi Automotive PLC	618,200	$51,428,058
Tenneco, Inc. (a)	206,500	11,685,835
		63,113,893
Diversified Consumer Services - 1.5%
H&R Block, Inc.	467,300	17,411,598
Houghton Mifflin Harcourt Co. (a)	2,197,319	43,045,479
		60,457,077
Hotels, Restaurants & Leisure - 1.3%
Wyndham Worldwide Corp.	611,300	49,729,255
Household Durables - 0.6%
Whirlpool Corp.	146,600	23,476,524
Media - 1.6%
Liberty Global PLC Class A (a)	272,200	12,118,344
Omnicom Group, Inc.	437,200	32,755,024
Twenty-First Century Fox, Inc. Class A	617,400	18,948,006
		63,821,374
Multiline Retail - 0.6%
Dillard's, Inc. Class A	248,600	22,244,728
Specialty Retail - 2.9%
AutoZone, Inc. (a)	22,700	17,806,107
Dick's Sporting Goods, Inc.	310,200	13,819,410
Foot Locker, Inc.	172,600	11,693,650
GameStop Corp. Class A (b)	1,173,840	54,078,809
GNC Holdings, Inc.	210,300	6,256,425
Staples, Inc.	815,500	10,593,345
		114,247,746

TOTAL CONSUMER DISCRETIONARY		397,090,597

CONSUMER STAPLES - 2.3%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	243,100	21,417,110
Food & Staples Retailing - 0.5%
Sysco Corp.	334,700	13,806,375
Whole Foods Market, Inc.	167,000	5,003,320
		18,809,695
Food Products - 0.9%
ConAgra Foods, Inc.	571,400	23,170,270
The J.M. Smucker Co.	118,800	13,945,932
		37,116,202
Personal Products - 0.3%
Edgewell Personal Care Co. (a)	143,600	12,164,356

TOTAL CONSUMER STAPLES		89,507,363

ENERGY - 8.1%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	733,900	38,661,852
Cameron International Corp. (a)	63,900	4,345,839
		43,007,691
Oil, Gas & Consumable Fuels - 7.0%
Anadarko Petroleum Corp.	332,700	22,250,976
Apache Corp.	769,600	36,271,248
Cimarex Energy Co.	330,100	38,971,606
Cobalt International Energy, Inc. (a)	700,600	5,373,602
Columbia Pipeline Group, Inc.	1,453,600	30,191,272
EQT Corp.	631,800	41,743,026
Marathon Petroleum Corp.	525,100	27,200,180
Newfield Exploration Co. (a)	787,300	31,641,587
QEP Resources, Inc.	2,886,600	44,626,836
		278,270,333

TOTAL ENERGY		321,278,024

FINANCIALS - 33.4%
Banks - 5.1%
Comerica, Inc.	399,861	17,353,967
Fifth Third Bancorp	2,067,957	39,394,581
PNC Financial Services Group, Inc.	146,800	13,250,168
Prosperity Bancshares, Inc.	415,700	21,358,666
Regions Financial Corp.	3,341,000	31,238,350
SunTrust Banks, Inc.	1,266,500	52,585,080
U.S. Bancorp	623,100	26,282,358
		201,463,170
Capital Markets - 4.1%
Invesco Ltd.	838,200	27,803,094
KKR & Co. LP	457,600	7,847,840
Lazard Ltd. Class A	466,400	21,603,648
Northern Trust Corp.	381,500	26,853,785
PJT Partners, Inc. (a)(b)	36,125	776,688
Raymond James Financial, Inc.	125,000	6,888,750
The Blackstone Group LP	2,109,400	69,736,764
		161,510,569
Consumer Finance - 4.7%
Capital One Financial Corp.	344,000	27,141,600
Discover Financial Services	1,630,500	91,666,708
Navient Corp.	2,891,137	38,134,097
Springleaf Holdings, Inc. (a)	481,900	22,605,929
Synchrony Financial (a)	190,100	5,847,476
		185,395,810
Insurance - 9.5%
ACE Ltd.	587,000	66,647,980
Allied World Assurance Co. Holdings AG	285,100	10,366,236
Allstate Corp.	1,283,576	79,427,683
AmTrust Financial Services, Inc. (b)	329,555	22,482,242
Arch Capital Group Ltd. (a)	184,600	13,824,694
Brown & Brown, Inc.	1,738,700	56,107,849
FNF Group	1,268,800	44,763,264
Principal Financial Group, Inc.	574,200	28,801,872
Progressive Corp.	694,000	22,992,220
The Chubb Corp.	243,000	31,432,050
		376,846,090
Real Estate Investment Trusts - 9.6%
American Capital Agency Corp.	1,703,800	30,378,754
Care Capital Properties, Inc.	245,950	8,104,053
Equity Lifestyle Properties, Inc.	1,085,200	65,632,896
FelCor Lodging Trust, Inc.	830,600	6,686,330
Lamar Advertising Co. Class A	639,600	36,092,628
Mack-Cali Realty Corp.	619,100	13,471,616
MFA Financial, Inc.	5,764,000	39,886,880
NorthStar Realty Finance Corp.	3,180,450	38,197,205
Outfront Media, Inc.	1,201,700	28,372,137
Piedmont Office Realty Trust, Inc. Class A	1,242,200	24,073,836
RLJ Lodging Trust	190,100	4,769,609
Ventas, Inc.	1,109,800	59,618,456
Weyerhaeuser Co.	814,000	23,874,620
		379,159,020
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	374,600	14,646,860

TOTAL FINANCIALS		1,319,021,519

HEALTH CARE - 7.2%
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	1,565,200	28,611,856
Zimmer Biomet Holdings, Inc.	518,600	54,230,002
		82,841,858
Health Care Providers & Services - 1.7%
Cigna Corp.	176,000	23,591,040
Laboratory Corp. of America Holdings (a)	368,900	45,278,786
		68,869,826
Pharmaceuticals - 3.4%
Allergan PLC (a)	93,900	28,965,333
Endo Health Solutions, Inc. (a)	367,400	22,040,326
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,413,700	83,676,903
		134,682,562

TOTAL HEALTH CARE		286,394,246

INDUSTRIALS - 9.1%
Aerospace & Defense - 3.1%
BWX Technologies, Inc.	963,370	27,263,371
L-3 Communications Holdings, Inc.	224,100	28,326,240
Orbital ATK, Inc.	332,400	28,460,088
United Technologies Corp.	399,300	39,295,113
		123,344,812
Airlines - 0.3%
American Airlines Group, Inc.	254,200	11,749,124
Construction & Engineering - 1.3%
AECOM Technology Corp. (a)	1,371,370	40,414,274
Jacobs Engineering Group, Inc. (a)	261,500	10,496,610
		50,910,884
Industrial Conglomerates - 0.9%
Danaher Corp.	383,100	35,747,061
Machinery - 2.3%
AGCO Corp. (b)	406,600	19,675,374
Cummins, Inc.	35,400	3,664,254
Ingersoll-Rand PLC	384,400	22,779,544
Stanley Black & Decker, Inc.	317,800	33,680,444
Valmont Industries, Inc.	84,500	9,163,180
		88,962,796
Road & Rail - 0.4%
Old Dominion Freight Lines, Inc. (a)	282,600	17,504,244
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (a)	786,400	32,635,600

TOTAL INDUSTRIALS		360,854,521

INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 2.1%
Brocade Communications Systems, Inc.	3,651,300	38,046,546
Harris Corp.	419,600	33,202,948
QUALCOMM, Inc.	197,500	11,735,450
		82,984,944
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	555,600	35,802,864
IT Services - 2.4%
Computer Sciences Corp.	424,400	28,260,796
Leidos Holdings, Inc.	518,500	27,257,545
Science Applications International Corp.	843,300	38,673,738
		94,192,079
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Corp. Class A	504,500	25,931,300
Marvell Technology Group Ltd.	581,300	4,772,473
Micron Technology, Inc. (a)	1,425,000	23,598,000
Qorvo, Inc. (a)	294,735	12,947,709
		67,249,482
Software - 1.6%
Citrix Systems, Inc. (a)	96,900	7,955,490
Symantec Corp.	1,745,700	35,961,420
Synopsys, Inc. (a)	377,500	18,867,450
		62,784,360
Technology Hardware, Storage & Peripherals - 3.0%
EMC Corp.	1,364,800	35,785,056
NCR Corp. (a)	609,800	16,220,680
SanDisk Corp.	291,000	22,407,000
Western Digital Corp.	647,100	43,239,222
		117,651,958

TOTAL INFORMATION TECHNOLOGY		460,665,687

MATERIALS - 6.9%
Chemicals - 4.1%
CF Industries Holdings, Inc.	1,563,100	79,358,587
LyondellBasell Industries NV Class A	668,800	62,138,208
Sigma Aldrich Corp.	150,100	20,971,972
		162,468,767
Containers & Packaging - 2.1%
Graphic Packaging Holding Co.	2,095,300	29,669,448
WestRock Co.	1,017,600	54,706,176
		84,375,624
Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	556,600	6,551,182
Steel Dynamics, Inc.	1,023,900	18,911,433
		25,462,615

TOTAL MATERIALS		272,307,006

UTILITIES - 9.6%
Electric Utilities - 5.7%
American Electric Power Co., Inc.	674,600	38,216,090
Edison International	631,800	38,236,536
Exelon Corp.	1,943,900	54,273,688
IDACORP, Inc.	548,400	36,660,540
PPL Corp.	1,265,200	43,522,880
Xcel Energy, Inc.	456,200	16,254,406
		227,164,140
Gas Utilities - 1.0%
Atmos Energy Corp.	607,500	38,272,500
Multi-Utilities - 2.9%
Ameren Corp.	90,100	3,935,568
CMS Energy Corp.	964,800	34,800,336
DTE Energy Co.	182,400	14,882,016
NiSource, Inc.	830,200	15,906,632
Public Service Enterprise Group, Inc.	1,048,100	43,276,049
		112,800,601

TOTAL UTILITIES		378,237,241

TOTAL COMMON STOCKS
(Cost $3,772,189,275)		3,885,356,204

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 0.18% (c)	74,971,422	74,971,422
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	84,050,259	84,050,259
TOTAL MONEY MARKET FUNDS
(Cost $159,021,681)		159,021,681
TOTAL INVESTMENT PORTFOLIO - 102.4%
(Cost $3,931,210,956)		4,044,377,885
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(94,827,187)
NET ASSETS - 100%		$3,949,550,698

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$135,555
Fidelity Securities Lending Cash Central Fund	1,311,688
Total	$1,447,243

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $3,942,027,943. Net unrealized appreciation aggregated $102,349,942, of which $318,552,611 related to appreciated investment securities and $216,202,669 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series All-Sector Equity Fund

October 31, 2015

1.884778.111
ASE-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.0%
Delphi Automotive PLC	15,802	$1,314,568
Visteon Corp. (a)	6,500	708,955
		2,023,523
Hotels, Restaurants & Leisure - 4.2%
Extended Stay America, Inc. unit	2,387,101	45,832,339
Hilton Worldwide Holdings, Inc.	14,100	352,359
Las Vegas Sands Corp.	4,600	227,746
McDonald's Corp.	1,767,645	198,418,151
Panera Bread Co. Class A (a)	310,493	55,072,143
Starbucks Corp.	1,633,076	102,181,565
Wynn Resorts Ltd. (b)	562,300	39,332,885
		441,417,188
Household Durables - 0.0%
Lennar Corp. Class A	3,300	165,231
PulteGroup, Inc.	29,400	538,902
		704,133
Internet & Catalog Retail - 2.5%
Amazon.com, Inc. (a)	93,300	58,396,470
Liberty Interactive Corp. QVC Group Series A (a)	3,754,352	102,756,614
Priceline Group, Inc. (a)	65,400	95,107,296
		256,260,380
Media - 2.4%
Charter Communications, Inc. Class A (a)	9,319	1,779,370
Comcast Corp. Class A	2,418,300	151,433,946
Legend Pictures LLC (a)(c)(d)	3,706	8,137,153
Lions Gate Entertainment Corp.	47,900	1,866,663
MSG Network, Inc. Class A (a)	704,222	14,450,635
The Madison Square Garden Co. (a)	414,040	73,906,140
The Walt Disney Co.	32,100	3,651,054
		255,224,961
Multiline Retail - 1.3%
Dollar General Corp.	1,968,272	133,389,793
Macy's, Inc.	12,073	615,482
		134,005,275
Specialty Retail - 1.7%
AutoZone, Inc. (a)	34,400	26,983,704
Home Depot, Inc.	23,100	2,856,084
L Brands, Inc.	12,389	1,189,096
Michaels Companies, Inc. (a)	1,810,605	42,331,945
Ross Stores, Inc.	6,225	314,861
Staples, Inc.	11,828	153,646
TJX Companies, Inc.	1,364,890	99,896,299
		173,725,635
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	928,923	121,716,781
VF Corp.	11,406	770,133
		122,486,914

TOTAL CONSUMER DISCRETIONARY		1,385,848,009

CONSUMER STAPLES - 8.7%
Beverages - 1.9%
Constellation Brands, Inc. Class A (sub. vtg.)	326,804	44,053,179
Monster Beverage Corp. (a)	216,500	29,513,280
The Coca-Cola Co.	3,024,192	128,074,531
		201,640,990
Food & Staples Retailing - 1.8%
CVS Health Corp.	960,981	94,925,703
Kroger Co.	1,470,500	55,584,900
Sprouts Farmers Market LLC (a)	520,000	10,597,600
Wal-Mart Stores, Inc.	166,200	9,513,288
Whole Foods Market, Inc.	737,700	22,101,492
		192,722,983
Food Products - 0.9%
Keurig Green Mountain, Inc.	575,581	29,210,736
Mead Johnson Nutrition Co. Class A	527,800	43,279,600
The Hershey Co.	195,300	17,321,157
		89,811,493
Household Products - 1.0%
Colgate-Palmolive Co.	1,536,584	101,952,348
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	283,900	22,842,594
Nu Skin Enterprises, Inc. Class A (b)	240,000	9,170,400
		32,012,994
Tobacco - 2.8%
Altria Group, Inc.	1,930,430	116,733,102
Philip Morris International, Inc.	2,008,498	177,551,223
		294,284,325

TOTAL CONSUMER STAPLES		912,425,133

ENERGY - 6.7%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	406,300	21,403,884
Halliburton Co.	787,740	30,233,461
Oceaneering International, Inc.	228,500	9,601,570
Schlumberger Ltd.	1,208,200	94,432,912
		155,671,827
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	1,019,981	68,216,329
Apache Corp.	500,700	23,597,991
Cabot Oil & Gas Corp.	966,400	20,980,544
Cheniere Energy, Inc. (a)	296,900	14,702,488
Chevron Corp.	1,130,629	102,751,564
Cimarex Energy Co.	281,493	33,233,064
Cobalt International Energy, Inc. (a)	1,274,400	9,774,648
Columbia Pipeline Group, Inc.	185,736	3,857,737
CONSOL Energy, Inc.	564,500	3,759,570
EOG Resources, Inc.	513,700	44,101,145
Exxon Mobil Corp.	496,624	41,090,670
Gulfport Energy Corp. (a)	314,000	9,567,580
Kinder Morgan, Inc.	979,700	26,794,795
Noble Energy, Inc.	1,408,624	50,485,084
Phillips 66 Co.	614,100	54,685,605
Pioneer Natural Resources Co.	215,800	29,594,812
SM Energy Co.	307,600	10,258,460
		547,452,086

TOTAL ENERGY		703,123,913

FINANCIALS - 16.4%
Banks - 6.4%
Bank of America Corp.	7,517,887	126,150,144
Citigroup, Inc.	3,010,784	160,083,385
Comerica, Inc.	233,700	10,142,580
Huntington Bancshares, Inc.	1,684,457	18,478,493
JPMorgan Chase & Co.	2,450,934	157,472,510
M&T Bank Corp.	257,500	30,861,375
Regions Financial Corp.	2,274,000	21,261,900
Synovus Financial Corp.	576,551	18,236,308
U.S. Bancorp	1,696,878	71,574,314
Wells Fargo & Co.	1,004,200	54,367,388
		668,628,397
Capital Markets - 2.0%
Ameriprise Financial, Inc.	65,300	7,533,008
Bank of New York Mellon Corp.	320,900	13,365,485
BlackRock, Inc. Class A	99,618	35,062,547
E*TRADE Financial Corp. (a)	1,240,252	35,359,585
Goldman Sachs Group, Inc.	416,900	78,168,750
Invesco Ltd.	392,100	13,005,957
Northern Trust Corp.	306,900	21,602,691
		204,098,023
Consumer Finance - 2.2%
Capital One Financial Corp.	2,495,505	196,895,345
Navient Corp.	1,315,346	17,349,414
SLM Corp. (a)	2,609,346	18,421,983
		232,666,742
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc.:
Class A (a)	157	32,121,572
Class B (a)	390,803	53,157,024
IntercontinentalExchange, Inc.	140,200	35,386,480
		120,665,076
Insurance - 2.2%
ACE Ltd.	94,731	10,755,758
Marsh & McLennan Companies, Inc.	909,700	50,706,678
MetLife, Inc.	649,441	32,718,838
Principal Financial Group, Inc.	270,000	13,543,200
The Chubb Corp.	859,000	111,111,650
Unum Group	390,900	13,544,685
		232,380,809
Real Estate Investment Trusts - 2.1%
Boston Properties, Inc.	265,600	33,425,760
Care Capital Properties, Inc.	96,250	3,171,438
Digital Realty Trust, Inc.	390,700	28,896,172
Duke Realty LP	1,797,600	37,210,320
Equity Lifestyle Properties, Inc.	391,500	23,677,920
Extra Space Storage, Inc.	381,900	30,261,756
Senior Housing Properties Trust (SBI)	941,200	14,296,828
The Macerich Co.	100,000	8,474,000
Ventas, Inc.	385,000	20,682,200
VEREIT, Inc.	2,082,800	17,203,928
		217,300,322
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	972,700	36,262,256

TOTAL FINANCIALS		1,712,001,625

HEALTH CARE - 14.0%
Biotechnology - 4.7%
AbbVie, Inc.	1,127,600	67,148,580
Alexion Pharmaceuticals, Inc. (a)	262,600	46,217,600
Amgen, Inc.	667,265	105,547,978
Baxalta, Inc.	782,100	26,951,166
Biogen, Inc. (a)	68,524	19,906,907
BioMarin Pharmaceutical, Inc. (a)	213,000	24,929,520
Celgene Corp. (a)	620,000	76,080,200
Gilead Sciences, Inc.	918,992	99,370,605
Vertex Pharmaceuticals, Inc. (a)	179,900	22,440,726
		488,593,282
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	825,000	36,960,000
Boston Scientific Corp. (a)	4,596,500	84,024,020
Edwards Lifesciences Corp. (a)	237,500	37,323,125
Medtronic PLC	1,687,878	124,767,942
The Cooper Companies, Inc.	150,815	22,978,173
Zimmer Biomet Holdings, Inc.	78,700	8,229,659
		314,282,919
Health Care Providers & Services - 2.6%
Cigna Corp.	461,934	61,917,633
HCA Holdings, Inc. (a)	473,200	32,551,428
Henry Schein, Inc. (a)	256,187	38,866,130
McKesson Corp.	286,254	51,182,215
UnitedHealth Group, Inc.	735,800	86,662,524
		271,179,930
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	656,100	24,774,336
Thermo Fisher Scientific, Inc.	351,300	45,943,014
		70,717,350
Pharmaceuticals - 3.0%
Allergan PLC (a)	385,404	118,885,572
Bristol-Myers Squibb Co.	1,686,400	111,218,080
Eli Lilly & Co.	175,000	14,274,750
Endo Health Solutions, Inc. (a)	524,000	31,434,760
Merck & Co., Inc.	218,446	11,940,258
Pfizer, Inc.	709,209	23,985,448
		311,738,868

TOTAL HEALTH CARE		1,456,512,349

INDUSTRIALS - 10.5%
Aerospace & Defense - 3.3%
BWX Technologies, Inc.	1,250,066	35,376,868
General Dynamics Corp.	262,900	39,061,682
Honeywell International, Inc.	593,005	61,245,556
Raytheon Co.	448,700	52,677,380
The Boeing Co.	507,600	75,160,332
United Technologies Corp.	797,548	78,486,699
		342,008,517
Air Freight & Logistics - 0.5%
FedEx Corp.	358,100	55,881,505
Airlines - 0.4%
Southwest Airlines Co.	1,007,100	46,618,659
Building Products - 0.6%
A.O. Smith Corp.	493,000	37,872,260
Lennox International, Inc.	196,100	26,044,041
		63,916,301
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	185,600	22,526,272
Construction & Engineering - 0.5%
AECOM Technology Corp. (a)	1,618,900	47,708,983
Electrical Equipment - 0.3%
AMETEK, Inc.	659,500	36,153,790
Industrial Conglomerates - 2.5%
Danaher Corp.	918,696	85,723,524
General Electric Co.	5,902,100	170,688,732
		256,412,256
Machinery - 0.7%
Deere & Co.	100,000	7,800,000
IDEX Corp.	409,500	31,433,220
Wabtec Corp.	356,300	29,526,581
		68,759,801
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	772,550	58,999,644
Union Pacific Corp.	300,000	26,805,000
		85,804,644
Trading Companies & Distributors - 0.7%
Air Lease Corp. Class A	425,003	14,326,851
HD Supply Holdings, Inc. (a)	1,806,400	53,812,656
		68,139,507

TOTAL INDUSTRIALS		1,093,930,235

INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 1.2%
Cisco Systems, Inc.	1,706,100	49,220,985
QUALCOMM, Inc.	1,199,500	71,274,290
		120,495,275
Electronic Equipment & Components - 0.2%
Trimble Navigation Ltd. (a)	964,500	21,942,375
Internet Software & Services - 5.3%
Alphabet, Inc. Class C	427,166	303,633,862
Facebook, Inc. Class A (a)	1,297,100	132,265,287
HomeAway, Inc. (a)	332,277	10,486,662
LinkedIn Corp. Class A (a)	37,400	9,008,538
Rackspace Hosting, Inc. (a)	184,829	4,777,830
Yahoo!, Inc. (a)	2,443,200	87,026,784
		547,198,963
IT Services - 2.0%
Cognizant Technology Solutions Corp. Class A (a)	525,500	35,791,805
Fidelity National Information Services, Inc.	59,661	4,350,480
Global Payments, Inc.	161,100	21,975,651
Sabre Corp.	1,442,543	42,295,361
Total System Services, Inc.	464,500	24,363,025
Vantiv, Inc. (a)	797,000	39,969,550
Visa, Inc. Class A	572,400	44,406,792
		213,152,664
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	461,800	27,763,416
Atmel Corp.	1,210,706	9,201,366
Avago Technologies Ltd.	123,200	15,169,616
Broadcom Corp. Class A	630,100	32,387,140
Marvell Technology Group Ltd.	5,743,686	47,155,662
Maxim Integrated Products, Inc.	621,100	25,452,678
Micron Technology, Inc. (a)	1,386,600	22,962,096
NVIDIA Corp.	440,380	12,493,581
ON Semiconductor Corp. (a)	807,800	8,885,800
Qorvo, Inc. (a)	2,172,649	95,444,471
SunEdison, Inc. (a)(b)	305,300	2,228,690
		299,144,516
Software - 3.6%
Activision Blizzard, Inc.	1,101,900	38,302,044
Adobe Systems, Inc. (a)	349,700	31,004,402
Autodesk, Inc. (a)	1,228,200	67,784,358
Citrix Systems, Inc. (a)	70,700	5,804,470
Electronic Arts, Inc. (a)	951,100	68,545,777
Microsoft Corp.	1,946,700	102,474,288
Oracle Corp.	302,000	11,729,680
Salesforce.com, Inc. (a)	579,278	45,015,693
VMware, Inc. Class A (a)(b)	91,700	5,515,755
		376,176,467
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	2,504,942	299,340,569
EMC Corp.	1,678,100	43,999,782
HP, Inc.	2,941,300	79,297,448
SanDisk Corp.	479,600	36,929,200
Western Digital Corp.	485,700	32,454,474
		492,021,473

TOTAL INFORMATION TECHNOLOGY		2,070,131,733

MATERIALS - 3.2%
Chemicals - 2.5%
E.I. du Pont de Nemours & Co.	823,600	52,216,240
Eastman Chemical Co.	494,703	35,702,716
Ecolab, Inc.	327,900	39,462,765
LyondellBasell Industries NV Class A	350,679	32,581,586
Monsanto Co.	468,700	43,692,214
PPG Industries, Inc.	350,900	36,584,834
W.R. Grace & Co. (a)	223,900	22,457,170
		262,697,525
Construction Materials - 0.2%
Eagle Materials, Inc.	303,300	20,026,899
Containers & Packaging - 0.5%
Graphic Packaging Holding Co.	1,159,300	16,415,688
WestRock Co.	617,870	33,216,691
		49,632,379

TOTAL MATERIALS		332,356,803

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	1,754,400	58,789,944
Level 3 Communications, Inc. (a)	535,230	27,269,969
Verizon Communications, Inc.	1,916,993	89,868,632
		175,928,545
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	226,400	26,946,128
T-Mobile U.S., Inc. (a)	410,763	15,563,810
Telephone & Data Systems, Inc.	253,008	7,246,149
		49,756,087

TOTAL TELECOMMUNICATION SERVICES		225,684,632

UTILITIES - 2.7%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	319,972	18,126,414
Edison International	397,873	24,079,274
Exelon Corp.	914,900	25,544,008
FirstEnergy Corp.	183,500	5,725,200
NextEra Energy, Inc.	544,700	55,918,902
OGE Energy Corp.	272,385	7,765,696
PPL Corp.	646,600	22,243,040
		159,402,534
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp. (a)	514,700	7,982,997
NRG Energy, Inc.	859,118	11,074,031
		19,057,028
Multi-Utilities - 1.0%
Dominion Resources, Inc.	438,000	31,286,340
NiSource, Inc.	478,336	9,164,918
PG&E Corp.	308,567	16,477,478
Sempra Energy	440,044	45,064,906
		101,993,642

TOTAL UTILITIES		280,453,204

TOTAL COMMON STOCKS
(Cost $8,222,922,988)		10,172,467,636
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.01% 12/3/15 (e)
(Cost $2,309,979)	2,310,000	2,309,945
	Shares	Value

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 0.18% (f)	456,092,347	$456,092,347
Fidelity Securities Lending Cash Central Fund, 0.19% (f)(g)	50,349,475	50,349,475
TOTAL MONEY MARKET FUNDS
(Cost $506,441,822)		506,441,822
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $8,731,674,789)		10,681,219,403
NET OTHER ASSETS (LIABILITIES) - (2.5)%(h)		(256,729,475)
NET ASSETS - 100%		$10,424,489,928

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
883 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	91,553,855	$7,202,230

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,137,153 or 0.1% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,309,945.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $5,846,344 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Legend Pictures LLC	9/23/10	$2,779,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$289,851
Fidelity Securities Lending Cash Central Fund	199,824
Total	$489,675

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,385,848,009	$1,377,710,856	$--	$8,137,153
Consumer Staples	912,425,133	912,425,133	--	--
Energy	703,123,913	703,123,913	--	--
Financials	1,712,001,625	1,712,001,625	--	--
Health Care	1,456,512,349	1,456,512,349	--	--
Industrials	1,093,930,235	1,093,930,235	--	--
Information Technology	2,070,131,733	2,070,131,733	--	--
Materials	332,356,803	332,356,803	--	--
Telecommunication Services	225,684,632	225,684,632	--	--
Utilities	280,453,204	280,453,204	--	--
U.S. Government and Government Agency Obligations	2,309,945	--	2,309,945	--
Money Market Funds	506,441,822	506,441,822	--	--
Total Investments in Securities:	$10,681,219,403	$10,670,772,305	$2,309,945	$8,137,153
Derivative Instruments:
Assets
Futures Contracts	$7,202,230	$7,202,230	$--	$--
Total Assets	$7,202,230	$7,202,230	$--	$--
Total Derivative Instruments:	$7,202,230	$7,202,230	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $8,763,595,319. Net unrealized appreciation aggregated $1,917,624,084, of which $2,368,779,924 related to appreciated investment securities and $451,155,840 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Equity-Income Fund

October 31, 2015

1.950997.102
EDT-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Automobiles - 0.9%
General Motors Co.	3,100,000	$108,221,000
Hotels, Restaurants & Leisure - 1.6%
Dunkin' Brands Group, Inc. (a)	674,800	27,943,468
McDonald's Corp. (b)	1,137,369	127,669,670
Yum! Brands, Inc.	557,829	39,555,654
		195,168,792
Household Durables - 0.6%
M.D.C. Holdings, Inc.	1,015,500	26,392,845
Tupperware Brands Corp.	842,800	49,615,636
		76,008,481
Leisure Products - 0.6%
Mattel, Inc. (a)	2,848,400	70,013,672
Media - 2.0%
Comcast Corp. Class A	3,164,603	198,167,440
Time Warner, Inc.	337,200	25,404,648
Viacom, Inc. Class B (non-vtg.)	373,800	18,432,078
		242,004,166
Multiline Retail - 2.0%
Kohl's Corp.	529,935	24,440,602
Macy's, Inc.	1,067,500	54,421,150
Target Corp.	2,128,147	164,250,385
		243,112,137
Specialty Retail - 0.8%
Foot Locker, Inc.	740,300	50,155,325
GNC Holdings, Inc.	958,300	28,509,425
Stage Stores, Inc.	1,483,000	14,429,590
		93,094,340

TOTAL CONSUMER DISCRETIONARY		1,027,622,588

CONSUMER STAPLES - 9.0%
Beverages - 1.7%
Anheuser-Busch InBev SA NV ADR	291,300	34,760,829
Molson Coors Brewing Co. Class B	647,000	57,000,700
The Coca-Cola Co.	2,621,700	111,028,995
		202,790,524
Food & Staples Retailing - 2.7%
CVS Health Corp.	1,868,143	184,535,166
Wal-Mart Stores, Inc.	1,269,300	72,654,732
Walgreens Boots Alliance, Inc.	541,935	45,891,056
Whole Foods Market, Inc.	486,800	14,584,528
		317,665,482
Food Products - 1.1%
B&G Foods, Inc. Class A	687,579	24,952,242
Sanderson Farms, Inc. (a)	186,700	12,977,517
The Hershey Co.	1,074,100	95,261,929
		133,191,688
Household Products - 3.3%
Procter & Gamble Co.	5,228,200	399,329,916
Personal Products - 0.2%
Avon Products, Inc.	6,473,400	26,087,802

TOTAL CONSUMER STAPLES		1,079,065,412

ENERGY - 9.5%
Energy Equipment & Services - 0.7%
Ensco PLC Class A	1,197,456	19,913,693
National Oilwell Varco, Inc.	570,665	21,479,831
Oceaneering International, Inc.	443,500	18,635,870
Schlumberger Ltd.	311,300	24,331,208
		84,360,602
Oil, Gas & Consumable Fuels - 8.8%
Anadarko Petroleum Corp.	606,991	40,595,558
Apache Corp.	1,634,941	77,054,769
Chevron Corp.	6,308,903	573,353,105
CONSOL Energy, Inc. (a)	1,752,601	11,672,323
Foresight Energy LP	1,316,150	7,778,447
Golar LNG Ltd.	367,354	10,656,940
Kinder Morgan, Inc.	1,836,000	50,214,600
Legacy Reserves LP	2,352,000	9,384,480
Markwest Energy Partners LP	1,080,837	47,210,960
Noble Energy, Inc.	766,700	27,478,528
The Williams Companies, Inc. (b)	3,229,633	127,376,726
Williams Partners LP	2,464,985	83,316,493
		1,066,092,929

TOTAL ENERGY		1,150,453,531

FINANCIALS - 26.4%
Banks - 13.4%
Bank of America Corp.	6,882,000	115,479,960
Comerica, Inc.	1,631,200	70,794,080
First Niagara Financial Group, Inc.	4,061,700	42,038,595
FirstMerit Corp.	1,838,488	34,545,190
JPMorgan Chase & Co. (b)	7,229,830	464,516,578
KeyCorp	2,937,600	36,484,992
M&T Bank Corp. (a)	1,804,100	216,221,385
Regions Financial Corp.	7,391,900	69,114,265
SunTrust Banks, Inc.	2,051,300	85,169,976
U.S. Bancorp (b)	4,122,100	173,870,178
Wells Fargo & Co. (b)	5,764,400	312,084,616
		1,620,319,815
Capital Markets - 4.9%
Apollo Investment Corp. (a)	4,450,050	23,763,267
Ares Capital Corp.	2,257,419	34,380,491
Ares Management LP	1,008,908	16,334,221
KKR & Co. LP	6,045,830	103,685,985
Morgan Stanley	1,816,600	59,893,302
PJT Partners, Inc. (c)	166,053	3,570,140
State Street Corp.	1,697,700	117,141,300
The Blackstone Group LP	6,677,439	220,756,133
TPG Specialty Lending, Inc.	717,700	12,200,900
		591,725,739
Insurance - 5.7%
ACE Ltd. (b)	1,157,118	131,379,178
MetLife, Inc.	4,780,511	240,842,144
Prudential Financial, Inc.	1,377,409	113,636,243
The Chubb Corp.	1,131,200	146,320,720
The Travelers Companies, Inc.	465,089	52,503,897
		684,682,182
Real Estate Investment Trusts - 2.2%
American Capital Agency Corp.	1,489,425	26,556,448
American Tower Corp.	65,900	6,736,957
Annaly Capital Management, Inc.	2,928,004	29,133,640
Cousins Properties, Inc.	1,794,500	18,016,780
Crown Castle International Corp.	433,500	37,046,910
Duke Realty LP	1,795,200	37,160,640
First Potomac Realty Trust	1,900,875	22,411,316
Piedmont Office Realty Trust, Inc. Class A	1,450,637	28,113,345
Public Storage	58,100	13,331,626
Retail Properties America, Inc.	517,450	7,746,227
Sabra Health Care REIT, Inc.	423,700	9,609,516
Two Harbors Investment Corp.	1,933,569	16,357,994
Ventas, Inc.	263,600	14,160,592
		266,381,991
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	1,197,092	17,321,921

TOTAL FINANCIALS		3,180,431,648

HEALTH CARE - 10.2%
Biotechnology - 1.1%
AbbVie, Inc.	647,300	38,546,715
Amgen, Inc.	420,677	66,542,688
Gilead Sciences, Inc.	283,600	30,665,668
		135,755,071
Health Care Equipment & Supplies - 2.1%
DENTSPLY International, Inc.	558,000	33,954,300
Medtronic PLC	2,662,502	196,812,148
St. Jude Medical, Inc.	366,315	23,374,560
		254,141,008
Pharmaceuticals - 7.0%
Johnson & Johnson	6,590,400	665,828,107
Merck & Co., Inc.	565,300	30,899,298
Pfizer, Inc. (b)	3,074,877	103,992,340
Teva Pharmaceutical Industries Ltd. sponsored ADR	750,200	44,404,338
		845,124,083

TOTAL HEALTH CARE		1,235,020,162

INDUSTRIALS - 11.5%
Aerospace & Defense - 2.5%
General Dynamics Corp.	246,100	36,565,538
Raytheon Co.	341,700	40,115,580
The Boeing Co.	756,500	112,014,955
United Technologies Corp.	1,115,200	109,746,832
		298,442,905
Air Freight & Logistics - 2.8%
C.H. Robinson Worldwide, Inc.	440,317	30,549,193
United Parcel Service, Inc. Class B	2,920,600	300,880,212
		331,429,405
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	1,320,400	50,703,360
Republic Services, Inc.	322,407	14,102,082
		64,805,442
Electrical Equipment - 1.1%
Eaton Corp. PLC	1,259,500	70,418,645
Emerson Electric Co.	1,291,140	60,980,542
		131,399,187
Industrial Conglomerates - 4.4%
General Electric Co.	18,434,677	533,130,859
Machinery - 0.2%
Cummins, Inc.	216,900	22,451,319
Professional Services - 0.0%
Acacia Research Corp.	768,894	5,120,834

TOTAL INDUSTRIALS		1,386,779,951

INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 3.4%
Cisco Systems, Inc.	8,548,749	246,631,409
QUALCOMM, Inc.	2,732,980	162,393,672
		409,025,081
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	601,108	38,735,400
Internet Software & Services - 0.5%
Yahoo!, Inc. (c)	1,620,900	57,736,458
IT Services - 2.8%
First Data Corp. Class A	4,043,800	64,053,792
IBM Corp.	1,247,845	174,798,128
Paychex, Inc. (b)	1,927,838	99,437,884
		338,289,804
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	5,806,571	97,376,196
Maxim Integrated Products, Inc.	1,620,500	66,408,090
		163,784,286
Software - 1.3%
Microsoft Corp. (b)	2,939,000	154,708,960
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	1,055,500	126,132,250
EMC Corp.	6,336,500	166,143,030
HP, Inc.	1,272,000	34,293,120
Seagate Technology LLC	566,200	21,549,572
		348,117,972

TOTAL INFORMATION TECHNOLOGY		1,510,397,961

MATERIALS - 1.2%
Chemicals - 0.3%
LyondellBasell Industries NV Class A	324,900	30,186,459
Tronox Ltd. Class A	793,800	4,929,498
		35,115,957
Containers & Packaging - 0.6%
Packaging Corp. of America	577,000	39,495,650
WestRock Co.	531,300	28,562,688
		68,058,338
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	1,518,966	17,878,230
Nucor Corp.	592,600	25,066,980
		42,945,210

TOTAL MATERIALS		146,119,505

TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	5,655,208	189,506,020
TDC A/S	126,900	665,152
Verizon Communications, Inc.	6,111,039	286,485,508
		476,656,680
UTILITIES - 4.9%
Electric Utilities - 4.6%
American Electric Power Co., Inc.	880,701	49,891,712
Entergy Corp.	703,200	47,930,112
Exelon Corp.	6,000,400	167,531,168
PPL Corp.	3,823,500	131,528,400
Southern Co.	3,138,738	141,557,084
Xcel Energy, Inc.	535,400	19,076,302
		557,514,778
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	1,637,800	30,381,190

TOTAL UTILITIES		587,895,968

TOTAL COMMON STOCKS
(Cost $11,246,320,592)		11,780,443,406

Money Market Funds - 6.2%
Fidelity Cash Central Fund, 0.18% (d)	633,276,066	633,276,066
Fidelity Securities Lending Cash Central Fund, 0.19% (d)(e)	116,608,950	116,608,950
TOTAL MONEY MARKET FUNDS
(Cost $749,885,016)		749,885,016
TOTAL INVESTMENT PORTFOLIO - 103.9%
(Cost $11,996,205,608)		12,530,328,422
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(466,443,449)
NET ASSETS - 100%		$12,063,884,973

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
ACE Ltd.	11/20/15 - $115.00	5,020	$663,983	$(614,950)
JPMorgan Chase & Co.	11/20/15 - $67.50	18,700	2,198,331	(271,150)
McDonald's Corp.	11/20/15 - $105.00	2,843	253,022	(2,288,615)
McDonald's Corp.	1/15/16 - $115.00	2,843	516,210	(594,187)
Microsoft Corp.	11/20/15 - $47.00	10,294	977,912	(5,893,315)
Paychex, Inc.	12/18/15 - $50.00	9,324	766,512	(2,144,520)
Pfizer, Inc.	11/20/15 - $35.00	5,786	237,222	(190,938)
The Williams Companies, Inc.	11/20/15 - $52.50	5,612	697,556	(56,120)
U.S. Bancorp	11/20/15 - $44.00	20,578	1,259,967	(257,225)
Wells Fargo & Co.	11/20/15 - $55.00	14,305	1,444,778	(500,675)
TOTAL WRITTEN OPTIONS			$9,015,493	$(12,811,695)

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $549,197,992.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$483,150
Fidelity Securities Lending Cash Central Fund	292,049
Total	$ 775,199

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,027,622,588	$1,027,622,588	$--	$--
Consumer Staples	1,079,065,412	1,079,065,412	--	--
Energy	1,150,453,531	1,150,453,531	--	--
Financials	3,180,431,648	3,180,431,648	--	--
Health Care	1,235,020,162	1,235,020,162	--	--
Industrials	1,386,779,951	1,386,779,951	--	--
Information Technology	1,510,397,961	1,510,397,961	--	--
Materials	146,119,505	146,119,505	--	--
Telecommunication Services	476,656,680	476,656,680	--	--
Utilities	587,895,968	587,895,968	--	--
Money Market Funds	749,885,016	749,885,016	--	--
Total Investments in Securities:	$12,530,328,422	$12,530,328,422	$--	$--
Derivative Instruments:
Liabilities
Written Options	$(12,811,695)	$(12,811,695)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $12,016,905,555. Net unrealized appreciation aggregated $513,422,867, of which $1,372,335,005 related to appreciated investment securities and $858,912,138 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Stock Selector Large Cap Value Fund

October 31, 2015

1.950977.102
LDT-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.5%
Delphi Automotive PLC	519,249	$43,196,324
Household Durables - 1.3%
Jarden Corp. (a)	784,400	35,141,120
Whirlpool Corp.	408,000	65,337,120
		100,478,240
Media - 1.6%
Liberty Broadband Corp. Class C (a)	659,911	35,483,414
Time Warner, Inc.	129,000	9,718,860
Twenty-First Century Fox, Inc. Class A	2,535,140	77,803,447
		123,005,721
Multiline Retail - 1.7%
Kohl's Corp.	806,440	37,193,013
Target Corp.	1,236,709	95,449,201
		132,642,214

TOTAL CONSUMER DISCRETIONARY		399,322,499

CONSUMER STAPLES - 6.6%
Food & Staples Retailing - 2.5%
Sysco Corp.	437,300	18,038,625
Wal-Mart Stores, Inc.	1,713,373	98,073,471
Walgreens Boots Alliance, Inc.	983,725	83,301,833
		199,413,929
Food Products - 1.5%
Bunge Ltd.	469,099	34,225,463
ConAgra Foods, Inc.	812,400	32,942,820
The J.M. Smucker Co.	452,142	53,076,949
		120,245,232
Household Products - 2.6%
Procter & Gamble Co.	2,635,815	201,323,550

TOTAL CONSUMER STAPLES		520,982,711

ENERGY - 13.0%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	2,375,700	125,151,876
Dril-Quip, Inc. (a)	853,430	52,537,151
		177,689,027
Oil, Gas & Consumable Fuels - 10.7%
Anadarko Petroleum Corp.	1,585,200	106,018,176
Cabot Oil & Gas Corp.	2,051,900	44,546,749
California Resources Corp.	7,945,000	32,097,800
Chevron Corp.	3,994,914	363,057,780
Diamondback Energy, Inc.	685,800	50,639,472
Imperial Oil Ltd. (b)	2,289,800	76,192,412
Kinder Morgan, Inc.	3,054,100	83,529,635
Phillips 66 Co.	905,500	80,634,775
Stone Energy Corp. (a)	978,400	5,469,256
		842,186,055

TOTAL ENERGY		1,019,875,082

FINANCIALS - 28.7%
Banks - 8.8%
Bank of America Corp.	4,044,400	67,865,032
CIT Group, Inc.	1,717,100	73,835,300
JPMorgan Chase & Co.	621,900	39,957,075
PNC Financial Services Group, Inc.	1,056,600	95,368,716
Popular, Inc.	1,184,152	35,015,375
U.S. Bancorp	3,347,992	141,218,303
Wells Fargo & Co.	4,369,625	236,571,498
		689,831,299
Capital Markets - 3.6%
Franklin Resources, Inc.	1,885,400	76,848,904
Goldman Sachs Group, Inc.	801,678	150,314,625
State Street Corp.	253,446	17,487,774
The Blackstone Group LP	1,172,900	38,776,074
		283,427,377
Consumer Finance - 2.9%
American Express Co.	113,100	8,285,706
Capital One Financial Corp.	1,792,014	141,389,905
Discover Financial Services	1,400,400	78,730,488
		228,406,099
Diversified Financial Services - 3.7%
Berkshire Hathaway, Inc. Class B (a)	2,122,961	288,765,155
Insurance - 7.7%
ACE Ltd.	1,360,680	154,491,607
AFLAC, Inc.	1,245,100	79,375,125
Allstate Corp.	60,900	3,768,492
Axis Capital Holdings Ltd.	1,378,465	74,437,110
MetLife, Inc.	1,689,149	85,099,327
Reinsurance Group of America, Inc.	1,020,700	92,107,968
The Chubb Corp.	95,500	12,352,925
The Travelers Companies, Inc.	930,400	105,032,856
		606,665,410
Real Estate Investment Trusts - 1.2%
Annaly Capital Management, Inc.	4,636,565	46,133,822
Equity Residential (SBI)	152,050	11,756,506
General Growth Properties, Inc.	1,150,356	33,302,806
		91,193,134
Real Estate Management & Development - 0.8%
Brookfield Asset Management, Inc. Class A	217,400	7,594,702
CBRE Group, Inc. (a)	1,473,729	54,940,617
		62,535,319

TOTAL FINANCIALS		2,250,823,793

HEALTH CARE - 11.4%
Biotechnology - 0.3%
AbbVie, Inc.	365,500	21,765,525
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	1,554,300	69,632,640
Medtronic PLC	1,269,836	93,866,277
Teleflex, Inc.	196,900	26,187,700
The Cooper Companies, Inc.	134,600	20,507,656
Zimmer Biomet Holdings, Inc.	253,900	26,550,323
		236,744,596
Health Care Providers & Services - 1.1%
Aetna, Inc.	506,000	58,078,680
HCA Holdings, Inc. (a)	391,400	26,924,406
		85,003,086
Pharmaceuticals - 7.0%
Allergan PLC (a)	341,000	105,188,270
Endo Health Solutions, Inc. (a)	349,713	20,979,283
Jazz Pharmaceuticals PLC (a)	372,795	51,177,298
Johnson & Johnson	2,030,559	205,147,376
Merck & Co., Inc.	1,293,300	70,691,778
Pfizer, Inc.	2,817,298	95,281,018
		548,465,023

TOTAL HEALTH CARE		891,978,230

INDUSTRIALS - 10.2%
Aerospace & Defense - 3.3%
KLX, Inc. (a)	872,798	34,135,130
L-3 Communications Holdings, Inc.	556,199	70,303,554
Precision Castparts Corp.	452,000	104,326,120
United Technologies Corp.	535,500	52,698,555
		261,463,359
Building Products - 1.1%
Allegion PLC	1,319,894	86,017,492
Construction & Engineering - 0.6%
AECOM Technology Corp. (a)	1,667,343	49,136,598
Industrial Conglomerates - 3.7%
Danaher Corp.	375,000	34,991,250
General Electric Co.	8,810,456	254,798,388
		289,789,638
Machinery - 0.7%
Caterpillar, Inc.	115,100	8,401,149
Deere & Co.	534,200	41,667,600
		50,068,749
Road & Rail - 0.8%
CSX Corp.	2,318,341	62,572,024

TOTAL INDUSTRIALS		799,047,860

INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 2.4%
Cisco Systems, Inc.	945,135	27,267,145
QUALCOMM, Inc.	2,659,500	158,027,490
		185,294,635
Electronic Equipment & Components - 0.8%
Jabil Circuit, Inc.	2,628,579	60,404,745
Internet Software & Services - 0.7%
Yahoo!, Inc. (a)	1,640,525	58,435,501
Semiconductors & Semiconductor Equipment - 2.4%
Broadcom Corp. Class A	1,593,951	81,929,081
Marvell Technology Group Ltd.	4,997,600	41,030,296
Maxim Integrated Products, Inc.	1,581,500	64,809,870
		187,769,247
Software - 1.3%
Oracle Corp.	1,369,700	53,199,148
Symantec Corp.	2,522,805	51,969,783
		105,168,931
Technology Hardware, Storage & Peripherals - 3.7%
EMC Corp.	1,874,797	49,157,177
HP, Inc.	5,553,400	149,719,664
Samsung Electronics Co. Ltd.	54,951	66,031,488
Western Digital Corp.	368,500	24,623,170
		289,531,499

TOTAL INFORMATION TECHNOLOGY		886,604,558

MATERIALS - 2.7%
Chemicals - 2.0%
Agrium, Inc.	386,600	35,966,572
Eastman Chemical Co.	832,500	60,081,525
LyondellBasell Industries NV Class A	365,049	33,916,703
Methanex Corp.	723,000	28,845,909
		158,810,709
Containers & Packaging - 0.3%
WestRock Co.	511,600	27,503,616
Metals & Mining - 0.4%
Compass Minerals International, Inc.	341,000	27,702,840

TOTAL MATERIALS		214,017,165

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	3,771,565	126,385,143
Frontier Communications Corp. (b)	5,469,000	28,110,660
Verizon Communications, Inc.	740,600	34,719,328
		189,215,131
UTILITIES - 5.9%
Electric Utilities - 3.3%
Edison International	913,300	55,272,916
Exelon Corp.	1,997,700	55,775,784
ITC Holdings Corp.	1,252,890	40,994,561
NextEra Energy, Inc.	776,500	79,715,490
OGE Energy Corp.	1,036,800	29,559,168
		261,317,919
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	1,020,695	19,832,104
Multi-Utilities - 2.3%
CMS Energy Corp.	2,183,900	78,773,273
DTE Energy Co.	526,300	42,940,817
Sempra Energy	610,868	62,558,992
		184,273,082

TOTAL UTILITIES		465,423,105

TOTAL COMMON STOCKS
(Cost $7,139,244,033)		7,637,290,134
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 12/3/15 to 12/10/15
(Cost $1,069,986)	1,070,000	1,069,974
	Shares	Value

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 0.18% (c)	290,456,881	$290,456,881
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	79,661,010	79,661,010
TOTAL MONEY MARKET FUNDS
(Cost $370,117,891)		370,117,891
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $7,510,431,910)		8,008,477,999
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(154,915,522)
NET ASSETS - 100%		$7,853,562,477

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$393,930
Fidelity Securities Lending Cash Central Fund	117,751
Total	$511,681

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$399,322,499	$399,322,499	$--	$--
Consumer Staples	520,982,711	520,982,711	--	--
Energy	1,019,875,082	1,019,875,082	--	--
Financials	2,250,823,793	2,250,823,793	--	--
Health Care	891,978,230	891,978,230	--	--
Industrials	799,047,860	799,047,860	--	--
Information Technology	886,604,558	886,604,558	--	--
Materials	214,017,165	214,017,165	--	--
Telecommunication Services	189,215,131	189,215,131	--	--
Utilities	465,423,105	465,423,105	--	--
U.S. Government and Government Agency Obligations	1,069,974	--	1,069,974	--
Money Market Funds	370,117,891	370,117,891	--	--
Total Investments in Securities:	$8,008,477,999	$8,007,408,025	$1,069,974	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $7,521,071,992. Net unrealized appreciation aggregated $487,406,007, of which $1,019,553,877 related to appreciated investment securities and $532,147,870 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Stock Selector Large Cap Value Fund

October 31, 2015

1.809080.112
LCV-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
		Shares	Value
CONSUMER DISCRETIONARY - 5.0%
Auto Components - 0.5%
Delphi Automotive PLC		49,600	$4,126,224
Household Durables - 1.3%
Jarden Corp. (a)		75,000	3,360,000
Whirlpool Corp.		39,000	6,245,460
			9,605,460
Media - 1.5%
Liberty Broadband Corp. Class C (a)		63,087	3,392,188
Time Warner, Inc.		12,300	926,682
Twenty-First Century Fox, Inc. Class A		242,200	7,433,118
			11,751,988
Multiline Retail - 1.7%
Kohl's Corp.		77,000	3,551,240
Target Corp.		118,134	9,117,582
			12,668,822

TOTAL CONSUMER DISCRETIONARY			38,152,494

CONSUMER STAPLES - 6.5%
Food & Staples Retailing - 2.5%
Sysco Corp.		41,600	1,716,000
Wal-Mart Stores, Inc.		162,945	9,326,972
Walgreens Boots Alliance, Inc.		93,540	7,920,967
			18,963,939
Food Products - 1.5%
Bunge Ltd.		44,635	3,256,570
ConAgra Foods, Inc.		77,300	3,134,515
The J.M. Smucker Co.		43,042	5,052,700
			11,443,785
Household Products - 2.5%
Procter & Gamble Co.		250,680	19,146,938

TOTAL CONSUMER STAPLES			49,554,662

ENERGY - 13.1%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.		183,300	9,656,244
Dril-Quip, Inc. (a)		78,400	4,826,304
			14,482,548
Oil, Gas & Consumable Fuels - 11.2%
Cabot Oil & Gas Corp.		147,900	3,210,909
California Resources Corp.		749,700	3,028,788
Chevron Corp.		201,500	18,312,320
Diamondback Energy, Inc.		93,200	6,881,888
Imperial Oil Ltd.		485,700	16,161,523
PDC Energy, Inc. (a)		138,700	8,369,158
Phillips 66 Co.		111,400	9,920,170
Stone Energy Corp. (a)		201,600	1,126,944
Suncor Energy, Inc.		631,000	18,776,545
			85,788,245

TOTAL ENERGY			100,270,793

FINANCIALS - 26.9%
Banks - 9.5%
BB&T Corp.		102,606	3,811,813
CIT Group, Inc.		152,800	6,570,400
First Citizen Bancshares, Inc.		17,200	4,405,608
First Citizen Bancshares, Inc. Class A (a)		10,000	2,561,400
First Niagara Financial Group, Inc.		284,800	2,947,680
Investors Bancorp, Inc.		380,700	4,762,557
JPMorgan Chase & Co.		57,000	3,662,250
PNC Financial Services Group, Inc.		78,000	7,040,280
Popular, Inc.		98,280	2,906,140
U.S. Bancorp		231,800	9,777,324
Wells Fargo & Co.		457,000	24,741,980
			73,187,432
Capital Markets - 4.5%
Fortress Investment Group LLC		536,400	3,009,204
Franklin Resources, Inc.		25,000	1,019,000
Goldman Sachs Group, Inc.		71,200	13,350,000
Interactive Brokers Group, Inc.		171,800	7,067,852
Invesco Ltd.		171,700	5,695,289
KCG Holdings, Inc. Class A (a)		185,100	2,311,899
Waddell & Reed Financial, Inc. Class A		50,000	1,847,000
			34,300,244
Consumer Finance - 0.5%
Discover Financial Services		23,700	1,332,414
EZCORP, Inc. (non-vtg.) Class A (a)		182,700	1,216,782
Navient Corp.		92,300	1,217,437
			3,766,633
Diversified Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (a)		235,857	32,081,269
Rescap Liquidating Trust		73,500	690,900
			32,772,169
Insurance - 5.3%
ACE Ltd.		113,500	12,886,790
AFLAC, Inc.		155,150	9,890,813
AMBAC Financial Group, Inc. (a)		180,000	2,907,000
Donegal Group, Inc. Class A		12,500	176,875
National Western Life Group, Inc.		8,350	2,154,217
StanCorp Financial Group, Inc.		52,700	6,045,744
Torchmark Corp.		108,725	6,307,137
			40,368,576
Real Estate Investment Trusts - 0.2%
Anworth Mortgage Asset Corp.		119,200	568,584
FelCor Lodging Trust, Inc.		100,000	805,000
			1,373,584
Real Estate Management & Development - 1.1%
Consolidated-Tomoka Land Co.		37,750	1,934,688
Kennedy-Wilson Holdings, Inc.		285,500	7,000,460
			8,935,148
Thrifts & Mortgage Finance - 1.5%
Beneficial Bancorp, Inc. (a)		297,385	4,124,730
Meridian Bancorp, Inc.		514,164	7,218,863
			11,343,593

TOTAL FINANCIALS			206,047,379

HEALTH CARE - 10.7%
Biotechnology - 0.2%
AbbVie, Inc.		30,500	1,816,275
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories		152,300	6,823,040
Medtronic PLC		124,394	9,195,204
Teleflex, Inc.		21,000	2,793,000
The Cooper Companies, Inc.		10,700	1,630,252
Zimmer Biomet Holdings, Inc.		24,900	2,603,793
			23,045,289
Health Care Providers & Services - 0.9%
Aetna, Inc.		42,300	4,855,194
HCA Holdings, Inc. (a)		28,700	1,974,273
			6,829,467
Pharmaceuticals - 6.6%
Allergan PLC (a)		33,400	10,302,898
Endo Health Solutions, Inc. (a)		34,300	2,057,657
Jazz Pharmaceuticals PLC (a)		52,200	7,166,016
Johnson & Johnson		169,400	17,114,482
Merck & Co., Inc.		81,100	4,432,926
Pfizer, Inc.		248,500	8,404,270
Valeant Pharmaceuticals International, Inc. (Canada) (a)		8,600	802,649
			50,280,898

TOTAL HEALTH CARE			81,971,929

INDUSTRIALS - 9.7%
Aerospace & Defense - 3.2%
KLX, Inc. (a)		83,208	3,254,265
L-3 Communications Holdings, Inc.		51,736	6,539,430
Precision Castparts Corp.		42,200	9,740,182
United Technologies Corp.		50,100	4,930,341
			24,464,218
Building Products - 1.0%
Allegion PLC		123,119	8,023,665
Construction & Engineering - 0.6%
AECOM Technology Corp. (a)		158,356	4,666,751
Industrial Conglomerates - 3.5%
Danaher Corp.		35,000	3,265,850
General Electric Co.		822,000	23,772,240
			27,038,090
Machinery - 0.6%
Caterpillar, Inc.		10,700	780,993
Deere & Co.		49,850	3,888,300
			4,669,293
Road & Rail - 0.8%
CSX Corp.		216,259	5,836,830

TOTAL INDUSTRIALS			74,698,847

INFORMATION TECHNOLOGY - 11.0%
Communications Equipment - 2.4%
Cisco Systems, Inc.		106,200	3,063,870
QUALCOMM, Inc.		256,600	15,247,172
			18,311,042
Electronic Equipment & Components - 0.7%
Jabil Circuit, Inc.		240,848	5,534,687
Internet Software & Services - 0.6%
Yahoo!, Inc. (a)		130,200	4,637,724
Semiconductors & Semiconductor Equipment - 2.4%
Broadcom Corp. Class A		163,000	8,378,200
Maxim Integrated Products, Inc.		142,600	5,843,748
Semtech Corp. (a)		227,400	3,979,500
			18,201,448
Software - 1.2%
Oracle Corp.		121,500	4,719,060
Symantec Corp.		232,700	4,793,620
			9,512,680
Technology Hardware, Storage & Peripherals - 3.7%
EMC Corp.		198,300	5,199,426
HP, Inc.		519,600	14,008,416
Samsung Electronics Co. Ltd.		5,070	6,092,330
Western Digital Corp.		43,000	2,873,260
			28,173,432

TOTAL INFORMATION TECHNOLOGY			84,371,013

MATERIALS - 2.6%
Chemicals - 1.9%
Agrium, Inc.		41,600	3,870,174
Eastman Chemical Co.		71,800	5,181,806
LyondellBasell Industries NV Class A		23,120	2,148,079
Methanex Corp. (b)		82,300	3,283,566
			14,483,625
Containers & Packaging - 0.3%
WestRock Co.		46,000	2,472,960
Metals & Mining - 0.4%
Compass Minerals International, Inc.		42,500	3,452,700

TOTAL MATERIALS			20,409,285

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.		368,200	12,338,382
Frontier Communications Corp. (b)		478,500	2,459,490
Verizon Communications, Inc.		65,200	3,056,576
			17,854,448
UTILITIES - 5.8%
Electric Utilities - 3.9%
Edison International		89,000	5,386,280
Exelon Corp.		177,000	4,941,840
ITC Holdings Corp.		119,000	3,893,680
NextEra Energy, Inc.		71,310	7,320,685
OGE Energy Corp.		106,500	3,036,315
Xcel Energy, Inc.		148,600	5,294,618
			29,873,418
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)		86,100	1,672,923
Multi-Utilities - 1.7%
CMS Energy Corp.		190,000	6,853,300
Sempra Energy		57,550	5,893,696
			12,746,996

TOTAL UTILITIES			44,293,337

TOTAL COMMON STOCKS
(Cost $709,315,247)			717,624,187

Nonconvertible Preferred Stocks - 0.8%
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
Equity Lifestyle Properties, Inc. Series C, 6.75%
(Cost $5,604,931)		231,566	5,944,299
		Principal Amount(c)	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.01% 12/3/15 (d)
(Cost $50,000)		50,000	49,999

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (Cost $353,224)(e)(f)	EUR	$230,000	$273,401
		Shares	Value

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 0.18% (g)		39,902,982	39,902,982
Fidelity Securities Lending Cash Central Fund, 0.19% (g)(h)		3,532,210	3,532,210
TOTAL MONEY MARKET FUNDS
(Cost $43,435,192)			43,435,192
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $758,758,594)			767,327,078
NET OTHER ASSETS (LIABILITIES) - (0.1)%			(1,066,943)
NET ASSETS - 100%			$766,260,135

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
161 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2015	15,840,790	$282,712

The face value of futures purchased as a percentage of Net Assets is 2.1%

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,999.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $273,401 or 0.0% of net assets.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,358
Fidelity Securities Lending Cash Central Fund	25,153
Total	$51,511

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$38,152,494	$38,152,494	$--	$--
Consumer Staples	49,554,662	49,554,662	--	--
Energy	100,270,793	100,270,793	--	--
Financials	211,991,678	211,991,678	--	--
Health Care	81,971,929	81,971,929	--	--
Industrials	74,698,847	74,698,847	--	--
Information Technology	84,371,013	84,371,013	--	--
Materials	20,409,285	20,409,285	--	--
Telecommunication Services	17,854,448	17,854,448	--	--
Utilities	44,293,337	44,293,337	--	--
U.S. Government and Government Agency Obligations	49,999	--	49,999	--
Preferred Securities	273,401	--	273,401	--
Money Market Funds	43,435,192	43,435,192	--	--
Total Investments in Securities:	$767,327,078	$767,003,678	$323,400	$--
Derivative Instruments:
Assets
Futures Contracts	$282,712	$282,712	$--	$--
Total Assets	$282,712	$282,712	$--	$--
Total Derivative Instruments:	$282,712	$282,712	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$7,914,782

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $763,242,471. Net unrealized appreciation aggregated $4,084,607, of which $73,246,755 related to appreciated investment securities and $69,162,148 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 29, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2015